CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment | ¥		¥ 187	¥ 214
Right-of-use assets | ¥		39	616
TOTAL NON-CURRENT ASSETS | ¥		226	830
CURRENT ASSETS
Trade receivables | ¥		622	3,956
Prepayments | ¥		62	29
Other receivables | ¥		51	39
Cash and cash equivalents | ¥		3,013	3,444
TOTAL CURRENT ASSETS | ¥		3,748	7,468
TOTAL ASSETS | ¥		3,974	8,298
CURRENT LIABILITIES
Trade payables | ¥		710	3,896
Other payables and accrued liabilities | ¥		4,057	2,161
Taxes payable | ¥		10,206	16,818
Lease liabilities | ¥		290	803
Due to a related company | ¥		5,946	5,077
Due to the Shareholder | ¥		7,738	7,097
TOTAL CURRENT LIABILITIES | ¥		28,947	35,852
TOTAL LIABILITIES | ¥		28,947	35,852
DEFICIENCY IN ASSETS
Issued capital | ¥		312,081	312,081
Other capital reserves | ¥		692,518	692,518
Accumulated losses | ¥		(1,025,543)	(1,028,284)
Other comprehensive losses | ¥		(4,029)	(3,869)
TOTAL DEFICIENCY IN ASSETS | ¥		(24,973)	(27,554)
TOTAL LIABILITIES AND EQUITY | ¥		¥ 3,974	¥ 8,298
USD [Member]
NON-CURRENT ASSETS
Property, plant and equipment | $	$ 26
Right-of-use assets | $	6
TOTAL NON-CURRENT ASSETS | $	32
CURRENT ASSETS
Trade receivables | $	88
Prepayments | $	9
Other receivables | $	8
Cash and cash equivalents | $	426
TOTAL CURRENT ASSETS | $	531
TOTAL ASSETS | $	563
CURRENT LIABILITIES
Trade payables | $	100
Other payables and accrued liabilities | $	574
Taxes payable | $	1,444
Lease liabilities | $	41
Due to a related company | $	842
Due to the Shareholder | $	1,095
TOTAL CURRENT LIABILITIES | $	4,096
TOTAL LIABILITIES | $	4,096
DEFICIENCY IN ASSETS
Issued capital | $	44,170
Other capital reserves | $	98,014
Accumulated losses | $	(145,148)
Other comprehensive losses | $	(569)
TOTAL DEFICIENCY IN ASSETS | $	(3,533)
TOTAL LIABILITIES AND EQUITY | $	$ 563